Note Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Note Receivable

Note 7 – Note Receivable

On December 8, 2021, the Company issued a Secured Promissory Note (the “Note”) in the amount of $10,000,000 to Next Frontier Pharmaceuticals, Inc. (“NFP”) and entered into a Stock Purchase Agreement (“SPA”) for the Company to acquire NFP. The Note has a term of six months and interest at eight percent (8%). On January 6, 2022 the company issued an additional Secured Promissory Note to NFP under the same terms for up to $5,000,000, of which $1,000,000 was funded on January 7, 2022.

In February 2022, NFP terminated the SPA and in March 2022, the Company issued a Notice of Default on the NFP Note (see Subsequent Event Footnote 19). As a result, the Company has determined that the Notes have been impaired and has taken an impairment charge of $10,000,000 against the 2021 earnings and $1,000,000 against the 2022 earnings.

Note 7 – Note Receivable

On December 8, 2021, the Company issued a Secured Promissory Note (the “Note”) in the amount of $10,000,000 to Next Frontier Pharmaceuticals, Inc. (“NFP”) and entered into a Stock Purchase Agreement (“SPA”) for the Company to acquire NFP. The Note has a term of Nine months and interest at eight percent (8%). On January 6, 2022 the company issued an additional Secured Promissory Note to NFP under the same terms for up to $5,000,000, of which $1,000,000 was funded on January 7, 2022.

In February 2022, NFP terminated the SPA and in March 2022, the Company issued a Notice of Default on the NFP Note (see Subsequent Event Footnote 19). As a result, the Company has determined that the Notes have been impaired and has taken an impairment charge of $10,000,000 against the 2021 earnings and $1,000,000 against the 2022 earnings.